CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 KRW	Dec. 31, 2013 KRW	Dec. 31, 2014 Related Party KRW	Dec. 31, 2013 Related Party KRW
Accounts receivable, related party				1,325,000,000	1,710,000,000
Other current assets	1,555,000	1,697,000,000	2,044,000,000	40,000,000	63,000,000
Capitalized software development cost	7,840,000	8,553,000,000	12,543,000,000
Accounts payable, related party				99,000,000	279,000,000
Deferred revenue	5,250,000	5,727,000,000	5,782,000,000	298,000,000	479,000,000
Accrued expense	721,000	787,000,000	573,000,000	15,000,000	0
Long-term deferred revenue	$ 4,829,000	5,268,000,000	6,875,000,000	4,699,000,000	4,998,000,000
Preferred shares, par value (in Korean Won per share)		500	500
Preferred shares, shares authorized (in shares)	2,000,000	2,000,000	2,000,000
Preferred shares, shares issued (in shares)	0	0	0
Preferred shares, shares outstanding (in shares)	0	0	0
Common shares, par value (in Korean Won per share)		500	500
Common shares, shares authorized (in shares)	38,000,000	38,000,000	38,000,000
Common shares, shares issued (in shares)	6,948,900	6,948,900	6,948,900
Common shares, shares outstanding (in shares)	6,948,900	6,948,900	6,948,900